As filed with the Securities and Exchange Commission
                                                             on October 3, 1996

                                                     Registration Nos.  2-91373
                                                                       811-4038
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                         Pre-Effective Amendment No.                        / /

                       Post Effective Amendment No. 18                      /X/

                                     and/or
                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940                  /X/

                              Amendment No. 19                              /X/

                        St. Clair Fixed Income Fund, Inc.
                     doing business as St. Clair Funds, Inc.

               (Exact Name of Registrant as Specified in Charter)

                                480 Pierce Street
                           Birmingham, Michigan 48009

               (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (810) 647-9200

                               Paul F. Roye, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                                    Suite 500
                             Washington, D.C. 20005

                     (Name and Address of Agent for Service)

                                   Copies to:

                              Lisa Ann Rosen, Esq.
                            Munder Capital Management
                                480 Pierce Street
                           Birmingham, Michigan 48009

/X/      It is proposed that this filing will become effective
         November 1, 1996 pursuant to paragraph (b) of Rule 485.

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended February 29, 1996 was filed on April 29, 1996.

                              CROSS REFERENCE SHEET


Form N-1A Part A Item                             Prospectus Caption

1.  Cover Page                                    Cover Page

2.  Synopsis                                      Fund Expenses

3.  Condensed Financial Information               Not Applicable

4.  General Description of Registrant             Cover Page; Investment
                                                  Objective and
                                                  Policies; Investment
                                                  Limitations; General
                                                  Information

5.  Management of the Fund                        Cover Page;
                                                  Management; General
                                                  Information

6.  Capital Stock and Other Securities            Cover Page; Net Asset
                                                  Value; Purchase and
                                                  Redemption of Shares;
                                                  Description of Shares;
                                                  Dividends and
                                                  Distributions; General
                                                  Information

7.  Purchase of Securities
         Being Offered                            Net Asset Value;
                                                  Purchase and
                                                  Redemption of Shares;
                                                  Management

8.  Redemption or Repurchase                      Purchase and
                                                  Redemption of Shares

9.  Pending Legal Proceedings                     Not Applicable

Part B                                            Heading in
                                                  Statement of
                                                  Additional
Item No.                                          Information

10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  General Information and History              See Prospectus --
                                                  "Management"; General;
                                                  Directors and Officers

13.  Investment Objectives and Policies           Fund Investments;
                                                  Additional Investment
                                                  Limitations; Portfolio
                                                  Transactions

14.  Management of the Fund                       See Prospectus --
                                                  "Management";
                                                  Directors and
                                                  Officers;
                                                  Miscellaneous

15.  Control Persons and Principal
         Holders of Securities                    See Prospectus --
                                                  "Management";
                                                  Miscellaneous

16.  Investment Advisory
         and Other Services                       Investment Advisory
                                                  and Other Service
                                                  Arrangements; See
                                                  Prospectus --
                                                  "Management"

17.  Brokerage Allocation
         and Other Practices                      Portfolio Transactions

Part B                                            Heading in
                                                  Statement of
                                                  Additional
Item No.                                          Information

18.  Capital Stock and Other Securities           See Prospectus --
                                                  "Description
                                                  of Shares"; and
                                                  "Management";
                                                  Additional Information
                                                  Concerning Shares

19.  Purchase, Redemption and
         Pricing of Securities
         Being Offered                            Purchase and
                                                  Redemption
                                                  Information; Net Asset
                                                  Value; Additional
                                                  Information Concerning
                                                  Shares

20.  Tax Status                                   Taxes

21.  Underwriters                                 Purchase and
                                                  Redemption Information

22.  Calculation of Performance Data              Performance
                                                  Information

23.  Financial Statements                         Not Applicable



                              ST. CLAIR FUNDS, INC.


         This Post-Effective Amendment No. 18 to the Registration Statement of St. Clair Funds, Inc. is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 16 which was filed pursuant to Rule 485(a) on June 21, 1996, the effectiveness of which was previously delayed by Post-Effective Amendment No. 17 which was filed pursuant to Rule 485(b) on September 3, 1996. Accordingly, Post-Effective Amendment No. 16 is incorporated in its entirety into this filing.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements

         Not applicable.

(b)      Exhibits:

(1)      (a)  Articles  of  Incorporation   dated  May  22,  1984,  are
              incorporated  herein by reference to Exhibit 1 of Registrant's
              Registration Statement on Form N-1A, filed on May 25, 1984.

         (b) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on March 4, 1985.

         (c) Articles Supplementary filed November 19, 1987 are incorporated herein by reference to Exhibit 3(a) of Post-Effective Amendment No. 6 to Registrant's
              Registration Statement on Form N-1A filed on
              November 27, 1987.

         (d) Certificate of Correction filed November 19, 1987 is incorporated herein by reference to Exhibit 3(b) of Post-Effective Amendment No. 6 to Registrant's
              Registration Statement on Form N-1A, filed on
              November 27, 1987.

         (e) Articles Supplementary to Registrant's Articles of Incorporation filed on December 7, 1989 are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on November 29, 1990.

         (f) Articles Supplementary with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(2)      (a)  By-laws as amended, restated and adopted by
              Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's
              Registration Statement on Form N-1A, filed on
              November 29, 1990.

(3)      Not  Applicable.

(4)      (a)  Specimen copy of share certificate for Common Shares
              is incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A filed on August
              28, 1984.

(5)      (a)  Investment Advisory Agreement between Registrant and
              Woodbridge Capital Management, Inc. incorporated herein by reference to Post-Effective Amendment No.
              11 on Form N-1A filed on September 20, 1992.

         (b) Investment Advisory Agreement between Registrant and Woodbridge Capital Management, Inc., dated April 15, 1993, with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c) Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(6) (a) Distribution Agreement between Registrant and Funds Distributor, Inc., dated November 20, 1992 with respect to Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (b) Addendum No. 1 to Distribution Agreement between Registrant and Funds Distributor Inc., dated April 15, 1993 with respect to the Institutional Index Equity Fund is incorporated herein by reference to
              Exhibit 6(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c)  Addendum No. 2 to Distribution Agreement between
              Registrant and Funds Distributor Inc. with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(7)      Not Applicable.

(8)      (a)  Custodian  Agreement  between  Registrant  and  Provident
              National Bank, dated November 20, 1992 with respect to Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 8 (a) of Post- Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (b) Custodian Agreement between Registrant and Comerica Bank with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.





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



         (c) Form of Custody Agreement between Registrant and Comerica Bank is incorporated herein by reference to
              Exhibit 8(c) of Post-Effective Amendment No. 15 on Form N-1A filed with the Commission on June 28, 1994.

         (d) Addendum to Custodian Agreement with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

(9)      (a)  Administration Agreement between Registrant and The Boston
              Company Advisors, Inc., dated November 20, 1992 with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (b)  Administration Agreement between Registrant and The
              Boston Company Advisors, Inc. with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (c) Administration and Accounting Agreement between Registrant and Provident Financial Processing Corporation ("PFPC") with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Post-Effective Amendment No. 11 on Form N-1A, filed on September 20, 1992.

         (d) Form of Administration Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 15 on Form N-1A, filed on June 28, 1994.

         (e) Addendum to Administration Agreement with respect to the Liquidity Plus Money Market Fund. (To be filed by amendment)

         (f) Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation, dated November 20, 1992 with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 9(d) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (g) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 9(e) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

         (h) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to
              Exhibit 9(g) of Post-Effective Amendment No. 15 on Form N-1A, filed with the Commission on June 28, 1994.

         (i) Addendum to Transfer Agency and Registrar Agreement with respect to the Liquidity Plus Money Market
              Fund. (To be filed by amendment)

(10) Opinion and consent of counsel filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice filed with the Commission on April 29, 1996.

(11) Powers of Attorney are incorporated herein by reference to Exhibit 11 of Post-Effective Amendment No. 16 on Form N-1A filed with the Commission on June 21, 1996.

(12)     Not Applicable

(13)     Not Applicable

(14)     Not Applicable

(15)     Form of Shareholder Service Plan for the Liquidity Plus
         Money Market Fund. (To be filed by amendment)

(16)     (a)  Schedules for computation of annualized and
              effective yields of the Fiduciary Portfolio of the St. Clair Money Market Fund provided in the Registration Statement in response to Item 22 of Form N-1A is incorporated herein by reference to Exhibit (16)(a) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 18, 1992.

         (b) Schedules for computation of annualized and effective yields of the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 16 (b) of Post-Effective Amendment No. 14 filed with the Commission on June 29, 1993.

         (c) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market
              Fund. (To be filed by amendment)

Item 25.      Persons Controlled by or under Common Control with
              Registrant

              Not Applicable

Item 26.      Number of Holders of Securities

              No record holders as of October 3, 1996

Item 27.      Indemnification

              Reference is made to Article VII, Section 3 of the Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1) hereto, and Article VI, Section 2 of Registrant's By-Laws, incorporated by reference as Exhibit (2) hereto.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

                            Munder Capital Management

                                            Position
         Name                               with Adviser

         Old MCM, Inc.                      Partner

         Munder Group LLC                   Partner

         WAM Holdings, Inc.                 Partner

         Woodbridge Capital
              Management, Inc.              Partner

         Lee P. Munder                      President and Chief
                                            Executive Officer

         Leonard J. Barr, II                Senior Vice President and
                                            Director of Research

         Ann J. Conrad                      Vice President and Director
                                            of Special Equity Products

         Terry H. Gardner                   Vice President and Chief
                                            Financial Officer

         Elyse G. Essick                    Vice President and Director
                                            of Client Services

         Sharon E. Fayolle                  Vice President and Director
                                            of Money Market Trading

         Otto G. Hinzmann                   Vice President and Director
                                            of Equity Portfolio
                                            Management

         Anne K. Kennedy                    Vice President and Director
                                            of Corporate Bond Trading

         Ann F. Putallaz                    Vice President and Director
                                            of Fiduciary Services

         Peter G. Root                      Vice President and Director
                                            of Government Securities
                                            Trading

         Lisa A. Rosen                      General Counsel and
                                            Director of Mutual Fund
                                            Operations

         James C. Robinson                  Vice President and Chief
                                            Investment Officer/Fixed
                                            Income

         Gerald L. Seizert                  Executive Vice President
                                            and Chief Investment
                                            Officer/Equity

         Paul D. Tobias                     Executive Vice President
                                            and Chief Operating Officer


         For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management.

Item 29.      Principal Underwriter

         (a)  Funds Distributor, Inc. ("FDI") serves as
              Distributor of shares of the Registrant. FDI also serves as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds,                           Waterhouse Investors Cash
  d/b/a Harris Insight Funds                  Management Mutual Funds
Harris Insight Funds Trust                  Skyline Funds
The Munder Funds Trust                      Foreign Fund, Inc.
Panagora Funds                              PanAgora Funds
BJB Investment Funds                        BEA Investment Funds, Inc.
The Munder Funds, Inc.


         (b) The directors and officers of FDI are set forth below. Unless otherwise indicated, their address is One Exchange Place, Boston, Massachusetts 02109.


                        Positions and                 Positions and
                        Offices with                  Offices with
Name                    FDI                           Registrant

William J. Nutt         Chairman                          None

Marie E. Connolly       President, Chief                  None
                        Executive Officer

John E. Pelletier       Senior Vice                       None
                        President General Counsel

Rui M. Moura            First Vice                        None
                        President

Joseph F. Tower, III    Senior Vice                       None
                        President, Treasurer,
                        Chief Financial Officer

Richard W. Ingram       Senior Vice President             None

Donald R. Robertson     Senior Vice President             None

Bernard A. Whalen       First Vice President              None

John W. Gomez           Director                          None


         (c)  Not Applicable

Item 30.      Location of Accounts and Records

              The  account  books  and  other   documents   required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Munder Capital Management at 480 Pierce Street, Birmingham, MI 48009, at State Street Bank and Trust Company, c/o National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105-1807 or at First Data Investor Services Group, Inc. (f/k/a The Shareholder Services Group, Inc.), One Exchange Place, Boston, Massachusetts 02109.

Item 31.      Management Services

                   None.

Item 32.      Undertakings

         (1) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

         (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

         (3) Registrant undertakes to file a Post-Effective Amendment relating to the Liquidity Plus Money Market Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement with respect to the Liquidity Plus Money Market Fund.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that this Post-Effective Amendment No. 18 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Registrant has duly caused this Post-Effective Amendment No. 18 to be signed on behalf of the undersigned, thereunto duly authorized, in this City of Washington, D.C. on the 3rd day of October, 1996.


ST. CLAIR FUNDS, INC.


By: *_______________________
     Lee P. Munder


* By: /s/ Paul F. Roye
     ------------------------
     Paul F. Roye
     as Attorney-in-Fact


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A has been signed below by the following persons on behalf of St. Clair Funds, Inc. in the capacities and on the date indicated:

Signatures                   Title                         Date



*_______________________     President and Chief           October 3, 1996
 Lee P. Munder               Executive Officer


*_______________________     Director                      October 3, 1996
 Charles W. Elliott


*_______________________     Director                      October 3, 1996
 Joseph E. Champagne


*_______________________     Director                      October 3, 1996
 Arthur DeRoy Rodecker

*_______________________     Director                      October 3, 1996
 Jack L. Otto

*_______________________     Director                      October 3, 1996
 Thomas B. Bender


*_______________________     Director                      October 3, 1996
 Thomas D. Eckert


*_______________________     Director                      October 3, 1996
 John Rakolta, Jr.


*_______________________     Director                      October 3, 1996
 David J. Brophy


*_______________________     Vice President,               October 3, 1996
 Terry H. Gardner            Treasurer and
                             Chief Financial
                             Officer


* By:  /s/ Paul F. Roye
      ------------------------
      Paul F. Roye
      as Attorney-in-Fact









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